Stockholders' Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Equity [Abstract]
Stockholders' Equity

NOTE 8 – STOCKHOLDERS’ EQUITY

The Company’s capitalization at September 30, 2020 and 2019 was 500,000,000 authorized common shares with a par value of $0.001 per share, and 25,000,000 authorized preferred shares with a par value of $0.001 per share.

On October 15, 2019 and June 30, 2020, the Company effectuated reverse stock splits (the “Reverse Splits”) of its issued and outstanding common stock. As a result of the Reverse Splits, each 100 shares of common stock issued and outstanding prior to the Reverse Splits were converted into one (1) common stock. All share and per share numbers in these financial statements have been revised retroactively to take into account this Reverse Split.

Common Stock

On April 25, 2020, an investor executed a stock subscription agreement to purchase 600 shares of common stock of the Company at $50 per share. The investor paid $30,000 to the Company on April 25, 2020. The Company has issued 600 shares of common stock to the investor on April 28, 2020.

On September 1, 2020, an investor executed a stock subscription agreement to purchase 400,000 shares of common stock of the Company at $0.50 per share. The investor paid $200,000 to the Company on September 1, 2020. The Company has issued 100,000 shares of common stock to the investor on September 9, 2020, and the remaining 300,000 shares of common stock on September 15, 2020.

On September 30, 2020, the Chief Executive Officer of the Company converted 8,000 shares of issued and outstanding preferred stock of the Company into 8,000,000 shares of common stock pursuant to the conversion terms of its Certificate of Designation filed with the Secretary of State of Nevada.

As a result of all common stock issuances, the total issued and outstanding shares of common stock were 8,419,700 and 19,100 shares as of September 30, 2020 and March 31, 2020, respectively.

Preferred stock

On September 30, 2020, the Company cancelled 8,000 shares of Series A preferred stock pursuant to the conversion terms of its Certificate of Designation filed with the Secretary of State of Nevada. The cancelled preferred stock was converted into 8,000,000 shares of common stock per the conversion terms.

Asa result of all preferred stock issuances, the total issued and outstanding shares of preferred stock were 292,000 and 300,000 shares as of September 30, 2020 and March 31, 2020, respectively.

NOTE 7 – STOCKHOLDERS’ EQUITY

The Company’s capitalization at March 31, 2020 and 2019 was 500,000,000 authorized common shares with a par value of $0.001 per share, and 25,000,000 authorized preferred shares with a par value of $0.001 per share.

On October 15, 2019, the Company effectuated a reverse stock split (the “Reverse Split”) of its issued and outstanding common stock. As a result of the Reverse Split, each 100 shares of common stock issued and outstanding prior to the Reverse Split were converted into one (1) common stock. All share and per share numbers in these financial statements have been revised retroactively to take into account this Reverse Split.

Common Stock

On November 18, 2019, an investor executed a stock subscription agreement to purchase 200,000 shares of the Company’s common stock at $0.50 per share. The Company received cash consideration of $100,000 from the investor on November 18, 2019. On December 19, 2019, the Company issued to the investor 200,000 shares of its common stock for stock subscriptions.

On November 20, 2019, an investor executed a stock subscription agreement to purchase 50,000 shares of the Company’s common stock at $0.50 per share. The Company received cash consideration of $25,000 from the investor on November 20, 2019. On December 19, 2019, the Company issued to the investor 50,000 shares of its common stock for stock subscriptions.

As a result of all common stock issuances, the total issued and outstanding shares of common stock were 1,910,038 and 1,660,006 shares as of March 31, 2020 and 2019, respectively.

Preferred stock

On July 31, 2019, the Company issued 300,000 shares of Series A preferred stock to an entity affiliated with the Former Officer in consideration for the loans totaling $7,567 (NOTE 5). The Former Officer loaned additional funds to the Company totaling $1,737 which were forgiven by the Former Officer as of September 30, 2019 and deemed as additional paid-in capital. On October 7, 2019, an entity affiliated with the former Officer of the Company entered into a private transaction with the Company’s CEO to sell 300,000 shares of Series A preferred stock.

Asa result of all preferred stock issuances, the total issued and outstanding shares of preferred stock were 300,000 and 0 shares as of March 31, 2020 and 2019, respectively.